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PPTY - U.S. Diversified Real Estate ETF
PPTY – U.S. DIVERSIFIED REAL ESTATE ETF
PPTY – U.S. DIVERSIFIED REAL ESTATE ETF (PPTY)
(the “Fund”)

a series of ETF Series Solutions

January 22, 2020

Supplement to the
Summary Prospectus, Prospectus, and Statement of Additional Information
each dated June 30, 2019, as previously supplemented

Effective immediately, the Fund’s website has changed to www.videntfunds.com. All references in the Summary Prospectus, Prospectus, and SAI to the prior website are revised to reflect the new website.

Effective February 1, 2020, Vident Advisory, LLC, the investment adviser to the Fund, has contractually agreed to waive four basis points (0.04%) of its unified management fee for the Fund until at least January 31, 2021. The fee waiver agreement may only be terminated by or with the consent of the Fund’s Board of Trustees.

Effective February 1, 2020, the section entitled “Fees and Expenses of the Fund” is deleted and replaced with the following:

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PPTY - U.S. Diversified Real Estate ETF PPTY - U.S. Diversified Real Estate ETF
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	0.04%	[1]
Net Expenses (as a percentage of Assets)	0.49%	[1]
[1]	The Fund’s investment adviser has agreed to waive four basis points (0.04%) of its management fees for the Fund until at least January 31, 2021. This agreement may only be terminated by or with the consent of the Fund’s Board of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PPTY - U.S. Diversified Real Estate ETF | PPTY - U.S. Diversified Real Estate ETF | USD ($)	50	166	292	661

Please retain this Supplement with your Summary Prospectus, Prospectus and Statement of Additional Information.